Consolidated Statements of Financial Position - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
ASSETS
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2022 – $4,769; 2021 – $4,149) (amortized cost: 2022 – $21,311,087; 2021 – $12,737,749)		$ 19,025,401	$ 13,278,166
Fixed maturities, trading, at fair value (amortized cost: 2022 – $2,682,022; 2021 – $3,319,660)		1,936,159	3,302,392
Equity securities, at fair value (cost: 2021 – $106,174; 2020 – $105,508)		143,072	111,267
Policy loans		505,367	1,327,485
Short-term investments		124,491	182,437
Commercial mortgage and other loans (net of $20,263 and $5,951 allowance for credit losses at December 31, 2022 and December 31, 2021, respectively)		4,928,680	2,832,560
Other invested assets (includes $116,110 and $348,004 of assets measured at fair value at December 31, 2022 and 2021, respectively)		1,088,613	1,209,925
Total investments		27,751,783	22,244,232
Cash and cash equivalents		2,397,627	918,931
Deferred policy acquisition costs	[1]	6,930,425	7,029,308
Accrued investment income		219,635	160,027
Reinsurance recoverables	[1]	37,096,562	40,444,196
Receivables from parent and affiliates		224,921	278,131
Deferred sales inducements	[1]	381,504	414,619
Income taxes receivable	[1]	1,694,751	1,247,860
Market risk benefits assets	[1]	1,393,237	1,786,565
Other Assets	[1]	1,331,427	1,381,829
Separate account assets		114,051,246	149,797,828
TOTAL ASSETS		193,473,118	225,703,526
LIABILITIES
Policyholders' account balances	[1]	41,912,536	35,730,680
Future policy benefits	[1]	20,829,033	21,510,749
Market risk benefit liabilities	[1]	5,521,601	9,764,443
Cash collateral for loaned securities		86,750	3,004
Short-term debt to affiliates		126,250	0
Long-term debt to affiliates		185,563	320,362
Due to Affiliate		2,126,571	31,775
Other Liabilities	[1]	3,597,373	2,330,689
Balance, end of period		114,051,246	149,797,828
Total liabilities		188,436,923	219,489,530
Commitments and Contingent Liabilities
EQUITY
Common stock ($10 par value; 1,000,000 shares authorized; 250,000 shares issued and outstanding)		2,500	2,500
Additional paid-in capital		6,037,914	6,042,491
Retained earnings / (accumulated deficit)	[1]	(994,154)	(227,449)
Accumulated other comprehensive income (loss)	[1]	(10,065)	396,454
Total equity		5,036,195	6,213,996
Total liabilities and partners’ capital		$ 193,473,118	$ 225,703,526

[1]	Amounts adjusted for the implementation of Accounting Standards Update ("ASU") 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.